SUBSEQUENT EVENT (Details) - USD ($)			12 Months Ended
	Dec. 12, 2022	Aug. 15, 2022	Jun. 30, 2022	Jun. 30, 2021
Subsequent Event [Line Items]
Aggregate value			$ 35,044,524	$ 8,992,165
Subsequent events.
Subsequent Event [Line Items]
Minimum bid price	$ 1.00
Number of consecutive business days	30 days
Number of calendar days to regain compliance	180 days
Minimum consecutive business days to maintain closing bid price	10 days
Aggregate value		$ 3,110,000
Number of shares issued during the period		8,685,574
Share purchase price		$ 0.36